Inventory (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory
Raw materials	€ 498
Work in progress	100	€ 83
Finished goods	284	263
Total Inventory	€ 882	€ 346